Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions
Schedule of fundings and proceeds from joint ventures and equity method investments

	For the years ended
($ in thousands)	2023	2022	2021
Fundings of joint ventures and equity method investments	9,285	7,864	19,327
Proceeds from joint ventures and equity method investments	16,141	5,917	1,799